Subsequent Events - Recent Financing Activities (Details) $ in Thousands, $ in Thousands	2 Months Ended		6 Months Ended
	Aug. 28, 2026 MXN ($)	Aug. 28, 2026 USD ($)	Jun. 30, 2026 MXN ($)	Jun. 30, 2026 USD ($)	Aug. 28, 2026 USD ($)	Jul. 24, 2026 USD ($)	Jun. 30, 2026 USD ($)	Feb. 13, 2026 MXN ($)	Jan. 01, 2026 MXN ($)	Dec. 31, 2025 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Borrowings								$ 31,500,000	$ 160,619,600
Obtain of revolving credit lines			$ 19,000,000	$ 4,150,000
Revolving credit facility available			$ 19,000,000				$ 3,350,000
Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Obtain of revolving credit lines	$ 19,000,000	$ 4,150,000
Revolving credit facility available	19,000,000				$ 2,770,000
Petróleos Mexicanos and PTI ID | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Borrowings						$ 83,384,256
Borrowings, interest rate						1.70%
Petróleos Mexicanos | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Borrowings						$ 56,552,000
PTI ID | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Borrowings						$ 26,832,256
PMI TRD DAC revolving credit lines
Disclosure of non-adjusting events after reporting period [line items]
Borrowings							206,314
Repayments of revolving credit lines				$ 400,000
Outstanding of revolving credit lines							$ 206,314			$ 206,314
PMI TRD DAC revolving credit lines | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Obtain of revolving credit lines		60,000
Repayments of revolving credit lines		$ 60,000
Outstanding of revolving credit lines	$ 206,314